FAIR VALUE MEASUREMENTS (Details) - Recurring basis - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value Derivative Asset Measured on Recurring Basis [Roll Forward]
Balance at beginning of year	$ 6,377
Balance at end of year		$ 6,377
Level 2
Fair Value Derivative Asset Measured on Recurring Basis [Roll Forward]
Balance at beginning of year	6,377
Balance at end of year		6,377
Foreign currency exchange forward contracts | Level 2
Fair Value Derivative Asset Measured on Recurring Basis [Roll Forward]
Balance at beginning of year	6,377	6,320
Gain/(loss) from forward contracts	(8)	57
Settled	$ (6,369)
Balance at end of year		$ 6,377